DELINQUENT PARTICIPANT CONTRIBUTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
DELINQUENT PARTICIPANT CONTRIBUTIONS	DELINQUENT PARTICIPANT CONTRIBUTIONS
Certain participant contributions and loan repayments, identified in the Schedule of Delinquent Participant Contributions, which totaled $42.6 million related to the 2025 Program tax year were not remitted to the Plan within the timeframe prescribed by the DOL. This was deemed to be a prohibited transaction in accordance with ERISA and the Code. The contributions and loan repayments were deposited several days later than the Company's standard remittance timeline. The Company is in the process of correcting the transaction, including compensating participants for lost earnings resulting from the delay. Lost earnings were not material.

FORM 5500, SCHEDULE H, PART IV, LINE (4a)	PLAN NUMBER: 002
EIN NUMBER: 22-0790350

BRISTOL-MYERS SQUIBB COMPANY
SAVINGS AND INVESTMENT PROGRAM
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
AS OF DECEMBER 31, 2025
(IN THOUSANDS)

Participant Contributions Transferred Late to the Plan		Total That Constitute Nonexempt Prohibited Transactions
Year	Check Here if Late Participant Loan Repayments are Included: ☒	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
2025	$42,586	$—	$—	$42,586	$—